RELATED PARTY TRANSACTIONS (Details - Balance Sheet) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Due from related parties	$ 51	$ 60
Amounts payable, related party transactions	$ 307	$ 112